Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2023
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.23	£m	£m	£m	£m
Fee type
Transactional	560	1,827	—	2,387
Advisory	57	457	—	514
Brokerage and execution	122	1,042	—	1,164
Underwriting and syndication	—	1,036	—	1,036
Other	27	53	2	82
Total revenue from contracts with customers	766	4,415	2	5,183
Other non-contract fee income	—	74	—	74
Fee and commission income	766	4,489	2	5,257
Fee and commission expense	(188)	(1,707)	(3)	(1,898)
Net fee and commission income	578	2,782	(1)	3,359

	Barclays UK	Barclays International	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional	515	1,448	—	1,963
Advisory	83	511	—	594
Brokerage and execution	125	762	—	887
Underwriting and syndication	—	1,102	—	1,102
Other	29	80	2	111
Total revenue from contracts with customers	752	3,903	2	4,657
Other non-contract fee income	—	69	—	69
Fee and commission income	752	3,972	2	4,726
Fee and commission expense	(147)	(1,153)	(2)	(1,302)
Net fee and commission income	605	2,819	—	3,424